Changes in gains or losses on valuation at the transaction date (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in gains or losses on valuation at the transaction date [Abstract]
Beginning balance	₩ (172,859)	₩ (126,111)
Deferral on new transactions	(347,030)	(178,223)
Recognized in profit for the year	227,290	131,475
Ending balance	₩ (292,599)	₩ (172,859)